Other operating expenses (Tables)	9 Months Ended
Sep. 30, 2023
Other operating expenses
Schedule of other operating expenses

	Nine-month period ended September 30,
	2023	2022

	(Unaudited)
Provision expenses	(368,068)	(310,406)
Gain (loss) on sale of assets	227,891	(38,309)
Impairment of current assets	(59,468)	(46,434)
Other income	109,957	92,478
	(89,688)	(302,671)